UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-21624

Allianz Variable Insurance Products Fund of Funds Trust
 (Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN                              55416-1297
(Address of principal executive offices)                                 (Zip code)

Amanda Farren, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

AZL Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Balanced Index Strategy Fund	$5	0.10%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL Balanced Index Strategy Fund	12.49%	5.25%	7.07%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Balanced Composite Index	13.01%	6.79%	8.68%

 Fund Statistics

Table Summary
Net Assets	$319,247,071
Number of Portfolio Holdings	5
Portfolio Turnover Rate	1%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Fixed Income Fund	48.9%
Domestic Equity Funds	36.9%
International Equity Fund	14.2%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822304 08/26

AZL DFA Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA Multi-Strategy Fund	$5	0.09%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL DFA Multi-Strategy Fund	14.63%	6.72%	8.26%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Moderate Composite Index	14.87%	8.12%	10.07%

 Fund Statistics

Table Summary
Net Assets	$606,587,016
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Domestic Equity Fund	43.9%
Fixed Income Fund	39.4%
International Equity Fund	16.7%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL DFA Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822403 08/26

AZL MVP Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL MVP Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Balanced Index Strategy Fund	$7	0.14%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL MVP Balanced Index Strategy Fund	11.66%	4.59%	6.05%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Balanced Composite Index	13.01%	6.79%	8.68%

 Fund Statistics

Table Summary
Net Assets	$652,584,637
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Fixed Income Fund	49.6%
Domestic Equity Funds	35.6%
International Equity Fund	14.8%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL MVP Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822809 08/26

AZL MVP DFA Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL MVP DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP DFA Multi-Strategy Fund	$7	0.13%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL MVP DFA Multi-Strategy Fund	14.46%	6.14%	7.12%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Moderate Composite Index	14.87%	8.12%	10.07%

 Fund Statistics

Table Summary
Net Assets	$1,171,104,592
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Domestic Equity Fund	43.1%
Fixed Income Fund	39.3%
International Equity Fund	17.6%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL MVP DFA Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822833 08/26

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	$8	0.15%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	10.19%	4.76%	6.40%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Income and Growth Composite Index	11.16%	5.46%	7.27%

 Fund Statistics

Table Summary
Net Assets	$250,366,601
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Balanced Fund	100.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822858 08/26

AZL MVP Global Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL MVP Global Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Global Balanced Index Strategy Fund	$7	0.14%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL MVP Global Balanced Index Strategy Fund	11.19%	4.44%	5.92%
MSCI World Index (gross of withholding taxes)	21.81%	11.98%	13.70%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Global Balanced Composite Index	12.71%	6.07%	7.80%

 Fund Statistics

Table Summary
Net Assets	$392,673,037
Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
International Equity Fund	50.5%
Fixed Income Fund	49.5%
Convertible Bond	0.0%
Private Placements	0.0%
Corporate Bonds	0.0%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL MVP Global Balanced Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822874 08/26

AZL MVP Growth Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL MVP Growth Index Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Growth Index Strategy Fund	$7	0.13%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL MVP Growth Index Strategy Fund	15.84%	7.01%	8.29%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Growth Composite Index	17.66%	10.11%	12.14%

 Fund Statistics

Table Summary
Net Assets	$1,643,850,182
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Domestic Equity Funds	53.4%
Fixed Income Fund	24.4%
International Equity Fund	22.2%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL MVP Growth Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822882 08/26

AZL MVP Moderate Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL MVP Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Moderate Index Strategy Fund	$8	0.15%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL MVP Moderate Index Strategy Fund	13.92%	5.64%	7.38%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Moderate Composite Index	14.87%	8.12%	10.07%

 Fund Statistics

Table Summary
Net Assets	$290,822,393
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Domestic Equity Funds	43.0%
Fixed Income Fund	39.6%
International Equity Fund	17.4%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL MVP Moderate Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822866 08/26

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

Table Summary
	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$7	0.13%

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	12.16%	7.06%	8.82%
S&P 500 Index	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Moderate Composite Index	14.87%	8.12%	10.07%

 Fund Statistics

Table Summary
Net Assets	$897,948,941
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2026)

Portfolio Composition

Table Summary
Type of Security	Percent of Total Investments
Domestic Equity Funds	81.4%
Fixed Income Fund	18.6%

Changes in and Disagreements with Accountants:

On February 24, 2026, the Fund’s Board of Trustees, upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective February 26, 2026. There were no disagreements with PwC during the Fund’s fiscal years ended December 31, 2024 and December 31, 2025, or the subsequent interim period ended February 26, 2026.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Semi-Annual Shareholder Report - June 30, 2026

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822841 08/26

(b)           Not applicable.

Item 2. Code of Ethics.

                Not applicable.

Item 3. Audit Committee Financial Expert.

                Not applicable.

Item 4. Principal Accountant Fees and Services.

                Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)                 The Schedule of Investments in securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Allianz Variable Insurance Products Fund of Funds Trust
Semi-Annual Financial Statements
and Other Information
June 30, 2026 (Unaudited)
AZL
®
Balanced Index Strategy Fund
AZL
®
DFA Multi-Strategy Fund
AZL
®
MVP Balanced Index Strategy Fund
AZL
®
MVP DFA Multi-Strategy Fund
AZL
®
MVP Fidelity Institutional Asset Management Multi-Strategy Fund
AZL
®
MVP Global Balanced Index Strategy Fund
AZL
®
MVP Growth Index Strategy Fund
AZL
®
MVP Moderate Index Strategy Fund
AZL
®
MVP T. Rowe Price Capital Appreciation Plus Fund

Allianz Variable Insurance Products Fund of Funds Trust
Table of Contents
Page
Financial Statements (Form N-CSR Item 7) (Unaudited)
Schedules of Portfolio Investments
AZL Balanced Index Strategy Fund 3
AZL DFA Multi-Strategy Fund 4
AZL MVP Balanced Index Strategy Fund 5
AZL MVP DFA Multi-Strategy Fund 6
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund 7
AZL MVP Global Balanced Index Strategy Fund 8
AZL MVP Growth Index Strategy Fund 9
AZL MVP Moderate Index Strategy Fund 10
AZL MVP T. Rowe Price Capital Appreciation Plus Fund 11
Statements of Assets and Liabilities 12
Statements of Operations 15
Statements of Changes in Net Assets 18
Financial Highlights 23
Notes to the Financial Statements 32
Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8.   Changes in and Disagreements with Accountants   44
Item 9.   Proxy Disclosures 44
Item 10. Remuneration Paid to Directors, Officers and Others 44
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract 44
This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

Allianz Variable Insurance Products Fund of Funds Trust
AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026 .
Shares Value
Affiliated Investment Companies ( 100 .0% ):
Domestic Equity Funds ( 36 .9% ):
539,779 AZL Mid Cap Index Fund, Class 2 $ 10,374,557
3,958,000 AZL S&P 500 Index Fund, Class 2 100,176,990
518,931 AZL Small Cap Stock Index Fund,
Class 2 7,161,250
117,712,797
Fixed Income Fund ( 48 .9% ):
15,915,458 AZL Enhanced Bond Index Fund 156,130,644
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 14 .2% ):
1,895,188 AZL International Index Fund, Class
2 $ 45,522,410
Total Affiliated Investment Companies (Cost
$235,294,021) 319,365,851
Total Investment Securities
(Cost $ 235,294,021 ) — 100 .0% 319,365,851
Net other assets (liabilities) — 0 .0%
†
(118,780)
Net Assets — 100.0% $ 319,247,071
† Represents less than 0.05%.

Allianz Variable Insurance Products Fund of Funds Trust
AZL DFA Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Affiliated Investment Companies ( 100 .1% ):
Domestic Equity Fund ( 44 .0% ):
14,816,490 AZL DFA U.S. Core Equity Fund $ 266,844,980
Fixed Income Fund ( 39 .4% ):
24,392,917 AZL Enhanced Bond Index Fund 239,294,516
International Equity Fund ( 16 .7% ):
7,278,353 AZL DFA International Core Equity
Fund 101,096,322
Total Affiliated Investment Companies (Cost
$456,088,503) 607,235,818
Total Investment Securities
(Cost $ 456,088,503 ) — 100 .1% 607,235,818
Net other assets (liabilities) — ( 0 .1 ) % (648,802)
Net Assets — 100.0% $ 606,587,016
Percentages indicated are based on net assets as of June 30, 2026.

Allianz Variable Insurance Products Fund of Funds Trust
AZL MVP Balanced Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (33.9%):
1,037,397 AZL Mid Cap Index Fund, Class 2 $ 19,938,766
7,407,251 AZL S&P 500 Index Fund, Class 2 187,477,523
968,780 AZL Small Cap Stock Index Fund,
Class 2 13,369,158
220,785,447
Fixed Income Fund (47.2%):
31,398,562 AZL Enhanced Bond Index Fund 308,019,898
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (14.0%):
3,811,553 AZL International Index Fund, Class
2 $ 91,553,501
Total Affiliated Investment Companies (Cost
$524,872,473) 620,358,846
Total Investment Securities
(Cost $524,872,473 ) — 95.1% 620,358,846
Net other assets (liabilities) — 4.9% 32,225,791
Net Assets — 100.0% $ 652,584,637
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/18/26 43 $ 16,228,738 $ 110,868
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/21/26 148 16,263,813 35,480
$ 146,348
Percentages indicated are based on net assets as of June 30, 2026.

Allianz Variable Insurance Products Fund of Funds Trust
AZL MVP DFA Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Fund (40.9%):
26,643,447 AZL DFA U.S. Core Equity Fund $ 479,848,486
Fixed Income Fund (37.4%):
44,621,887 AZL Enhanced Bond Index Fund 437,740,707
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.7%):
14,069,040 AZL DFA International Core Equity
Fund $ 195,418,971
Total Affiliated Investment Companies (Cost
$907,156,935) 1,113,008,164
Total Investment Securities
(Cost $907,156,935 ) — 95.0% 1,113,008,164
Net other assets (liabilities) — 5.0% 58,096,428
Net Assets — 100.0% $ 1,171,104,592
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/18/26 93 $ 35,099,363 $ 236,674
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/21/26 212 23,296,813 51,725
$ 288,399
Percentages indicated are based on net assets as of June 30, 2026 .

Allianz Variable Insurance Products Fund of Funds Trust
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Affiliated Investment Company (95.1%):
Balanced Fund (95.1%):
14,196,981 AZL Fidelity Institutional Asset
Management Multi-Strategy Fund,
Class 2 $ 238,083,368
Total Affiliated Investment Company (Cost
$175,646,241) 238,083,368
Total Investment Securities
(Cost $175,646,241 ) — 95.1% 238,083,368
Net other assets (liabilities) — 4.9% 12,283,233
Net Assets — 100.0% $ 250,366,601
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/18/26 1 $ 377,413 $ 8,698
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/21/26 68 7,472,563 17,035
$ 25,733
Percentages indicated are based on net assets as of June 30, 2026.

Allianz Variable Insurance Products Fund of Funds Trust
AZL MVP Global Balanced Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Percentages indicated are based on net assets as of June 30, 2026.
Shares Value
Private Placements (0.1%):
Health Care Providers & Services (0.1%):
145,123 Grand Rounds, Inc., Series C,
0.00%
*(a)(b)
$ 111,745
Household Durables (0.0%
†
):
23,389 Jawbone, 0.00%
*(a)(b)
—
Paper & Forest Products (0.0%
†
):
386,370 Quintis Pty, Ltd., 0.00%
*(a)(b)
2
Total Private Placements (Cost $653,277) 111,747
Principal Amount
Convertible Bond (0.0%
†
):
Food Products (0.0%
†
):
$ 400,000 REI Agro, Ltd., Registered Shares,
5.50%, 11/13/14
*(a)(b)(c)
—
Total Convertible Bond (Cost $—) —
Corporate Bonds (0.0%
†
):
Paper & Forest Products (0.0%
†
):
52,331 Quintis Australia Pty, Ltd., 7.50%,
10/1/26, Callable 8/1/26 @ 100
*(a)(b)
5,626
Principal Amount Value
Corporate Bonds, continued
Paper & Forest Products, continued
$ 730,672 Quintis Australia Pty, Ltd., 12.00%,
10/1/28, Callable 8/1/26 @ 106
*(a)(b)
$ —
Total Corporate Bonds (Cost $783,003) 5,626
Shares
Affiliated Investment Companies (95.0%):
Fixed Income Fund (47.0%):
18,832,813 AZL Enhanced Bond Index Fund 184,749,899
International Equity Fund (48.0%):
8,266,794 AZL MSCI Global Equity Index Fund,
Class 2 188,400,232
Total Affiliated Investment Companies (Cost
$285,943,307) 373,150,131
Total Investment Securities
(Cost $287,379,587 ) — 95.1% 373,267,504
Net other assets (liabilities) — 4.9% 19,405,533
Net Assets — 100.0% $ 392,673,037
† Represents less than 0.05%.
* Non-income producing security.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of June 30, 2026.
(c) Defaulted bond.
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/18/26 26 $ 9,812,725 $ 56,885
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/21/26 89 9,780,266 21,738
$ 78,623

Allianz Variable Insurance Products Fund of Funds Trust
AZL MVP Growth Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (50.8%):
3,951,584 AZL Mid Cap Index Fund, Class 2 $ 75,949,449
27,959,175 AZL S&P 500 Index Fund, Class 2 707,646,709
3,709,789 AZL Small Cap Stock Index Fund,
Class 2 51,195,085
834,791,243
Fixed Income Fund (23.1%):
38,804,417 AZL Enhanced Bond Index Fund 380,671,336
International Equity Fund (21.1%):
14,435,829 AZL International Index Fund, Class
2 346,748,618
Total Affiliated Investment Companies (Cost
$1,072,817,337) 1,562,211,197
Total Investment Securities
(Cost $1,072,817,337 ) — 95.0% 1,562,211,197
Net other assets (liabilities) — 5.0% 81,638,985
Net Assets — 100.0% $ 1,643,850,182
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/18/26 163 $ 61,518,238 $ 417,398
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/21/26 186 20,439,656 45,085
$ 462,483
Percentages indicated are based on net assets as of June 30, 2026 .

Allianz Variable Insurance Products Fund of Funds Trust
AZL MVP Moderate Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026.
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (40.9%):
536,431 AZL Mid Cap Index Fund, Class 2 $ 10,310,194
3,995,422 AZL S&P 500 Index Fund, Class 2 101,124,121
537,287 AZL Small Cap Stock Index Fund,
Class 2 7,414,561
118,848,876
Fixed Income Fund (37.7%):
11,167,762 AZL Enhanced Bond Index Fund 109,555,743
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.5%):
2,005,640 AZL International Index Fund, Class
2 $ 48,175,473
Total Affiliated Investment Companies (Cost
$221,468,795) 276,580,092
Total Investment Securities
(Cost $221,468,795 ) — 95.1% 276,580,092
Net other assets (liabilities) — 4.9% 14,242,301
Net Assets — 100.0% $ 290,822,393
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/18/26 23 $ 8,680,488 $ 49,587
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/21/26 52 5,714,313 12,790
$ 62,377

Allianz Variable Insurance Products Fund of Funds Trust
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Schedule of Portfolio Investments
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2026.
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (77.5%):
9,640,627 AZL S&P 500 Index Fund, Class 2 $ 244,004,261
25,453,872 AZL T. Rowe Price Capital
Appreciation Fund 451,551,691
695,555,952
Shares Value
Affiliated Investment Companies, continued
Fixed Income Fund (17.6%):
16,157,407 AZL Enhanced Bond Index Fund $ 158,504,167
Total Affiliated Investment Companies (Cost
$718,387,813) 854,060,119
Total Investment Securities
(Cost $718,387,813 ) — 95.1% 854,060,119
Net other assets (liabilities) — 4.9% 43,888,822
Net Assets — 100.0% $ 897,948,941
Futures Contracts
At June 30, 2026, the Fund's open futures contracts were as follows:
Long Futures
Description
Expiration
Date
Number of
Contracts
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/18/26 71 $ 26,796,288 $ 183,157
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/21/26 162 17,802,281 39,035
$ 222,192

Allianz Variable Insurance Products Fund of Funds Trust
Statements of Assets and Liabilities
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—” are either $0 or round to less than $1.
AZL Balanced
Index Strategy
Fund
AZL DFA Multi-
Strategy Fund
AZL MVP
Balanced Index
Strategy Fund
Assets:
Investments in affiliates, at cost $ 235,294,021 $ 456,088,503 $ 524,872,473 aaa aaa aaa aaa
Investments in affiliates, at value $ 319,365,851 $ 607,235,818 $ 620,358,846
Deposit at broker for futures contracts collateral — — 32,670,013
Interest and dividends receivable 83 — 84,031
Receivable for affiliated investments sold 143,734 338,069 516,200
Prepaid expenses 707 1,397 1,513
Total Assets 319,510,375 607,575,284 653,630,603
Liabilities:
Cash overdraft 143,734 338,069 516,200
Payable for capital shares redeemed 77,887 580,460 427,641
Payable for variation margin on futures contracts — — 204
Management fees payable 13,066 24,993 53,780
Administration fees payable 15,621 17,174 18,306
Custodian fees payable 1,414 4,418 4,272
Administrative and compliance services fees payable 2,034 4,335 4,786
Transfer agent fees payable 1,567 1,748 1,785
Trustee fees payable 3,035 6,467 7,141
Other accrued liabilities 4,946 10,604 11,851
Total Liabilities 263,304 988,268 1,045,966
Commitments and contingent liabilities
^
Net Assets $ 319,247,071 $ 606,587,016 $ 652,584,637
Net Assets Consist of:
Paid-in capital $ 201,311,966 $ 390,641,279 $ 519,607,405
Total distributable earnings 117,935,105 215,945,737 132,977,232
Net Assets $ 319,247,071 $ 606,587,016 $ 652,584,637
Shares of beneficial interest (unlimited number of shares authorized, no par value) 19,723,712 40,772,285 49,010,566
Net Asset Value (offering and redemption price per share) $ 16.19 $ 14.88 $ 13.32
^ See Note 3 in Notes to the Financial Statements.

Allianz Variable Insurance Products Fund of Funds Trust
Statements of Assets and Liabilities
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—” are either $0 or round to less than $1.
AZL MVP DFA
Multi-Strategy
Fund
AZL MVP Fidelity
Institutional
Asset
Management
Multi-Strategy
Fund
AZL MVP Global
Balanced Index
Strategy Fund
Assets:
Investments in affiliates, at cost $ 907,156,935 $ 175,646,241 $ 285,943,307
Investments in non-affiliates, at cost — — 1,436,280
aaa aaa aaa aaa
Investments in affiliates, at value $ 1,113,008,164 $ 238,083,368 $ 373,150,131
Investments in non-affiliates, at value — — 117,373
Deposit at broker for futures contracts collateral 58,677,381 12,485,388 19,654,418
Interest and dividends receivable 150,466 32,369 50,647
Receivable for affiliated investments sold 928,305 570,302 241,695
Prepaid expenses 2,662 603 925
Reclaims receivable — — 11,044
Total Assets 1,172,766,978 251,172,030 393,226,233
Liabilities:
Cash overdraft 928,305 570,302 241,695
Payable for capital shares redeemed 568,762 175,623 249,717
Payable for variation margin on futures contracts 409 9,308 204
Management fees payable 96,470 19,247 32,417
Administration fees payable 18,035 17,777 13,834
Custodian fees payable 7,729 2,312 2,913
Administrative and compliance services fees payable 8,374 1,794 2,176
Transfer agent fees payable 1,803 1,700 1,332
Trustee fees payable 12,495 2,677 3,247
Other accrued liabilities 20,004 4,689 5,661
Total Liabilities 1,662,386 805,429 553,196
Commitments and contingent liabilities
^
Net Assets $ 1,171,104,592 $ 250,366,601 $ 392,673,037
Net Assets Consist of:
Paid-in capital $ 882,153,498 $ 177,260,637 $ 308,339,273
Total distributable earnings 288,951,094 73,105,964 84,333,764
Net Assets $ 1,171,104,592 $ 250,366,601 $ 392,673,037
Shares of beneficial interest (unlimited number of shares authorized, no par value) 94,775,842 17,596,327 31,522,574
Net Asset Value (offering and redemption price per share) $ 12.36 $ 14.23 $ 12.46
^ See Note 3 in Notes to the Financial Statements.

Allianz Variable Insurance Products Fund of Funds Trust
Statements of Assets and Liabilities
June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—” are either $0 or round to less than $1.
AZL MVP Growth
Index Strategy
Fund
AZL MVP
Moderate Index
Strategy Fund
AZL MVP T.
Rowe Price
Capital
Appreciation
Plus Fund
Assets:
Investments in affiliates, at cost $ 1,072,817,337 $ 221,468,795 $ 718,387,813 aaa aaa aaa aaa
Investments in affiliates, at value $ 1,562,211,197 $ 276,580,092 $ 854,060,119
Deposit at broker for futures contracts collateral 82,242,708 14,564,366 44,854,736
Interest and dividends receivable 210,672 37,307 115,461
Receivable for affiliated investments sold 1,700,376 255,858 859,391
Prepaid expenses 3,742 679 2,162
Total Assets 1,646,368,695 291,438,302 899,891,869
Liabilities:
Cash overdraft 1,700,376 255,858 859,391
Payable for capital shares redeemed 573,675 305,402 964,125
Payable for variation margin on futures contracts 409 — 204
Management fees payable 135,125 23,503 73,912
Administration fees payable 22,119 17,110 13,844
Custodian fees payable 15,352 2,282 6,181
Administrative and compliance services fees payable 14,254 1,994 4,933
Transfer agent fees payable 2,261 1,639 1,368
Trustee fees payable 21,268 2,976 7,361
Other accrued liabilities 33,674 5,145 11,609
Total Liabilities 2,518,513 615,909 1,942,928
Commitments and contingent liabilities
^
Net Assets $ 1,643,850,182 $ 290,822,393 $ 897,948,941
Net Assets Consist of:
Paid-in capital $ 1,165,240,311 $ 223,941,939 $ 676,906,290
Total distributable earnings 478,609,871 66,880,454 221,042,651
Net Assets $ 1,643,850,182 $ 290,822,393 $ 897,948,941
Shares of beneficial interest (unlimited number of shares authorized, no par value) 103,932,272 20,470,149 68,315,638
Net Asset Value (offering and redemption price per share) $ 15.82 $ 14.21 $ 13.14
^ See Note 3 in Notes to the Financial Statements.

Allianz Variable Insurance Products Fund of Funds Trust
Statements of Operations
For the Six Months Ended June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—” are either $0 or round to less than $1.
AZL Balanced
Index Strategy
Fund
AZL DFA Multi-
Strategy Fund
AZL MVP
Balanced Index
Strategy Fund
Investment Income:
Interest $ — $ — $ 514,174
Dividends from non-affiliates 404 — 57
Total Investment Income 404 — 514,231
Expenses:
Management fees 78,928 152,900 329,694
Administration fees 43,288 44,616 46,335
Custodian fees 3,467 10,262 9,769
Administrative and compliance services fees 5,268 10,537 11,332
Transfer agent fees 4,294 4,487 4,466
Trustee fees 8,826 17,673 18,994
Professional fees 9,677 19,400 20,804
Shareholder reports 2,366 4,564 5,272
Other expenses 2,276 4,765 5,108
Total expenses 158,390 269,204 451,774
Net Investment Income/(Loss) (157,986) (269,204) 62,457
Net realized and Change in net unrealized gains/(losses) on investments:
Net realized gains/(losses) on affiliated underlying fund transactions 2,578,763 10,670,564 6,852,833
Net realized gains/(losses) on futures contract transactions — — (3,295,509)
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds 14,923,924 29,191,547 28,023,940
Change in net unrealized appreciation/(depreciation) on futures contracts — — 287,247
Net realized and Change in net unrealized gains/(losses) on investments 17,502,687 39,862,112 31,868,511
Change in Net Assets Resulting From Operations $ 17,344,701 $ 39,592,908 $ 31,930,968

Allianz Variable Insurance Products Fund of Funds Trust
Statements of Operations
For the Six Months Ended June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—” are either $0 or round to less than $1.
AZL MVP DFA
Multi-Strategy
Fund
AZL MVP Fidelity
Institutional
Asset
Management
Multi-Strategy
Fund
AZL MVP Global
Balanced Index
Strategy Fund
Investment Income:
Interest $ 924,658 $ 197,867 $ 310,712
Dividends from non-affiliates 9 104 47
Total Investment Income 924,667 197,971 310,759
Expenses:
Management fees 1,176,610 127,192 198,857
Administration fees 45,900 46,204 42,011
Custodian fees 17,951 5,327 8,021
Administrative and compliance services fees 19,941 4,365 6,188
Transfer agent fees 4,527 4,372 4,002
Trustee fees 33,420 7,318 10,382
Professional fees 36,642 8,016 11,384
Shareholder reports 7,773 2,651 3,539
Other expenses 8,955 1,886 2,895
Total expenses before reductions 1,351,719 207,331 287,279
Less Management fees contractually waived (588,305) — —
Less expenses contractually waived/reimbursed by the Manager — (16,546) —
Net expenses 763,414 190,785 287,279
Net Investment Income/(Loss) 161,253 7,186 23,480
Net realized and Change in net unrealized gains/(losses) on investments:
Net realized gains/(losses) on securities and foreign currency transactions — — 2,561
Net realized gains/(losses) on affiliated underlying fund transactions 14,276,764 5,446,010 8,207,240
Net realized gains/(losses) on futures contract transactions 1,067,447 (1,516,336) (1,636,293)
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies — — (4,277)
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds 58,356,329 5,454,080 10,411,168
Change in net unrealized appreciation/(depreciation) on futures contracts 479,721 92,964 162,753
Net realized and Change in net unrealized gains/(losses) on investments 74,180,261 9,476,718 17,143,152
Change in Net Assets Resulting From Operations $ 74,341,514 $ 9,483,904 $ 17,166,632

Allianz Variable Insurance Products Fund of Funds Trust
Statements of Operations
For the Six Months Ended June 30, 2026
(Unaudited)

See accompanying notes to the financial statements.
Amounts shown as “—” are either $0 or round to less than $1.
AZL MVP Growth
Index Strategy
Fund
AZL MVP
Moderate Index
Strategy Fund
AZL MVP T.
Rowe Price
Capital
Appreciation
Plus Fund
Investment Income:
Interest $ 1,257,694 $ 230,682 $ 716,919
Dividends from non-affiliates — 67 16
Total Investment Income 1,257,694 230,749 716,935
Expenses:
Management fees 822,766 147,469 454,855
Administration fees 50,328 45,531 41,912
Custodian fees 31,575 5,451 16,709
Administrative and compliance services fees 30,388 4,968 14,004
Transfer agent fees 5,068 4,316 4,088
Trustee fees 51,005 8,332 23,549
Professional fees 56,011 9,138 25,800
Shareholder reports 10,805 2,865 4,826
Recoupment of prior expenses reimbursed by the Manager — 625 —
Other expenses 13,482 2,153 6,670
Total expenses before reductions 1,071,428 230,848 592,413
Less expenses contractually waived/reimbursed by the Manager — (9,642) —
Net expenses 1,071,428 221,206 592,413
Net Investment Income/(Loss) 186,266 9,543 124,522
Net realized and Change in net unrealized gains/(losses) on investments:
Net realized gains/(losses) on affiliated underlying fund transactions 35,054,757 4,837,974 17,779,909
Net realized gains/(losses) on futures contract transactions (14,528,975) (428,036) 774,659
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds 91,475,203 13,580,968 29,976,278
Change in net unrealized appreciation/(depreciation) on futures contracts 618,089 110,452 374,159
Net realized and Change in net unrealized gains/(losses) on investments 112,619,074 18,101,358 48,905,005
Change in Net Assets Resulting From Operations $ 112,805,340 $ 18,110,901 $ 49,029,527

Allianz Variable Insurance Products Fund of Funds Trust
Statements of Changes in Net Assets

See accompanying notes to the financial statements.
AZL Balanced Index Strategy Fund AZL DFA Multi-Strategy Fund
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(Unaudited) (Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ (157,986) $ 9,190,272 $ (269,204) $ 15,437,189
Net realized gains/(losses) on investments 2,578,763 26,478,229 10,670,565 40,197,442
Change in unrealized appreciation/
(depreciation) on investments 14,923,924 4,863,243 29,191,547 33,735,843
Change in net assets resulting from operations 17,344,701 40,531,744 39,592,908 89,370,474
Distributions to Shareholders:
Distributions — (28,904,453) — (40,301,333)
Change in net assets resulting from
distributions to shareholders — (28,904,453) — (40,301,333)
Capital Transactions:
Proceeds from shares issued 3,136,136 3,844,057 365,921 611,263
Proceeds from dividends reinvested — 28,904,453 — 40,301,333
Value of shares redeemed (23,005,920) (55,262,662) (63,577,960) (120,259,470)
Change in net assets resulting from capital
transactions (19,869,784) (22,514,152) (63,212,039) (79,346,874)
Change in net assets (2,525,083) (10,886,861) (23,619,131) (30,277,733)
Net Assets:
Beginning of period 321,772,154 332,659,015 630,206,147 660,483,880
End of period $ 319,247,071 $ 321,772,154 $ 606,587,016 $ 630,206,147
Share Transactions:
Shares issued 198,111 248,829 24,705 44,084
Dividends reinvested — 1,910,407 — 2,939,557
Shares redeemed (1,473,142) (3,610,302) (4,420,430) (8,890,128)
Change in shares (1,275,031) (1,451,066) (4,395,725) (5,906,487)
Amounts shown as “—” are either $0 or round to less than $1.

Allianz Variable Insurance Products Fund of Funds Trust
Statements of Changes in Net Assets

See accompanying notes to the financial statements.
AZL MVP Balanced Index Strategy Fund AZL MVP DFA Multi-Strategy Fund
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(Unaudited) (Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 62,457 $ 19,536,466 $ 161,253 $ 29,847,994
Net realized gains/(losses) on investment
transactions 3,557,324 36,331,382 15,344,211 41,093,994
Change in unrealized appreciation/
(depreciation) on investments 28,311,187 14,524,187 58,836,050 67,361,691
Change in net assets resulting from operations 31,930,968 70,392,035 74,341,514 138,303,679
Distributions to Shareholders:
Distributions — (60,159,829) — (134,057,498)
Change in net assets resulting from
distributions to shareholders — (60,159,829) — (134,057,498)
Capital Transactions:
Proceeds from shares issued 972,065 3,505,227 152,956 780,581
Proceeds from dividends reinvested — 60,159,829 — 134,057,498
Value of shares redeemed (61,471,580) (121,926,235) (110,713,006) (223,651,213)
Change in net assets resulting from capital
transactions (60,499,515) (58,261,179) (110,560,050) (88,813,134)
Change in net assets (28,568,547) (48,028,973) (36,218,536) (84,566,953)
Net Assets:
Beginning of period 681,153,184 729,182,157 1,207,323,128 1,291,890,081
End of period $ 652,584,637 $ 681,153,184 $ 1,171,104,592 $ 1,207,323,128
Share Transactions:
Shares issued 75,228 278,464 13,147 66,577
Dividends reinvested — 4,801,264 — 11,749,123
Shares redeemed (4,743,296) (9,553,693) (9,260,789) (18,936,813)
Change in shares (4,668,068) (4,473,965) (9,247,642) (7,121,113)
Amounts shown as “—” are either $0 or round to less than $1.

Allianz Variable Insurance Products Fund of Funds Trust
Statements of Changes in Net Assets

See accompanying notes to the financial statements.
AZL MVP Fidelity Institutional Asset
Management Multi-Strategy Fund
AZL MVP Global Balanced Index Strategy
Fund
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(Unaudited) (Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 7,186 $ 7,484,215 $ 23,480 $ 11,388,395
Net realized gains/(losses) on investment
transactions 3,929,674 7,334,494 6,573,508 10,227,115
Change in unrealized appreciation/
(depreciation) on investments 5,547,044 6,171,524 10,569,644 22,169,226
Change in net assets resulting from operations 9,483,904 20,990,233 17,166,632 43,784,736
Distributions to Shareholders:
Distributions — (13,652,074) — (11,998,553)
Change in net assets resulting from
distributions to shareholders — (13,652,074) — (11,998,553)
Capital Transactions:
Proceeds from shares issued 1,496,785 4,603,785 619,759 844,522
Proceeds from dividends reinvested — 13,652,074 — 11,998,553
Value of shares redeemed (26,566,708) (55,786,346) (39,289,257) (83,591,671)
Change in net assets resulting from capital
transactions (25,069,923) (37,530,487) (38,669,498) (70,748,596)
Change in net assets (15,586,019) (30,192,328) (21,502,866) (38,962,413)
Net Assets:
Beginning of period 265,952,620 296,144,948 414,175,903 453,138,316
End of period $ 250,366,601 $ 265,952,620 $ 392,673,037 $ 414,175,903
Share Transactions:
Shares issued 107,463 345,753 50,822 75,497
Dividends reinvested — 1,007,533 — 1,018,553
Shares redeemed (1,916,670) (4,133,286) (3,234,279) (7,297,990)
Change in shares (1,809,207) (2,780,000) (3,183,457) (6,203,940)
Amounts shown as “—” are either $0 or round to less than $1.

Allianz Variable Insurance Products Fund of Funds Trust
Statements of Changes in Net Assets

See accompanying notes to the financial statements.
AZL MVP Growth Index Strategy Fund AZL MVP Moderate Index Strategy Fund
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(Unaudited) (Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 186,266 $ 36,045,861 $ 9,543 $ 7,852,246
Net realized gains/(losses) on investment
transactions 20,525,782 146,391,599 4,409,938 22,383,001
Change in unrealized appreciation/
(depreciation) on investments 92,093,292 10,775,232 13,691,420 3,457,330
Change in net assets resulting from operations 112,805,340 193,212,692 18,110,901 33,692,577
Distributions to Shareholders:
Distributions — (190,478,418) — (32,792,495)
Change in net assets resulting from
distributions to shareholders — (190,478,418) — (32,792,495)
Capital Transactions:
Proceeds from shares issued 952,346 2,976,785 722,468 56,705
Proceeds from dividends reinvested — 190,478,418 — 32,792,494
Value of shares redeemed (167,375,561) (339,036,306) (33,019,465) (63,590,406)
Change in net assets resulting from capital
transactions (166,423,215) (145,581,103) (32,296,997) (30,741,207)
Change in net assets (53,617,875) (142,846,829) (14,186,096) (29,841,125)
Net Assets:
Beginning of period 1,697,468,057 1,840,314,886 305,008,489 334,849,614
End of period $ 1,643,850,182 $ 1,697,468,057 $ 290,822,393 $ 305,008,489
Share Transactions:
Shares issued 61,644 199,412 53,084 4,279
Dividends reinvested — 13,091,300 — 2,488,050
Shares redeemed (11,000,890) (22,543,973) (2,404,587) (4,665,699)
Change in shares (10,939,246) (9,253,261) (2,351,503) (2,173,370)
Amounts shown as “—” are either $0 or round to less than $1.

Allianz Variable Insurance Products Fund of Funds Trust
Statements of Changes in Net Assets

See accompanying notes to the financial statements.
AZL MVP T. Rowe Price Capital Appreciation
Plus Fund
For the
Six Months Ended
June 30, 2026
For the
Year Ended
December 31, 2025
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 124,522 $ 22,154,861
Net realized gains/(losses) on investment transactions 18,554,568 107,298,132
Change in unrealized appreciation/(depreciation) on investments 30,350,437 (48,856,029)
Change in net assets resulting from operations 49,029,527 80,596,964
Distributions to Shareholders:
Distributions — (84,081,601)
Change in net assets resulting from distributions to shareholders — (84,081,601)
Capital Transactions:
Proceeds from shares issued 1,453,916 4,409,824
Proceeds from dividends reinvested — 84,081,601
Value of shares redeemed (108,690,433) (208,182,995)
Change in net assets resulting from capital transactions (107,236,517) (119,691,570)
Change in net assets (58,206,990) (123,176,207)
Net Assets:
Beginning of period 956,155,931 1,079,332,138
End of period $ 897,948,941 $ 956,155,931
Share Transactions:
Shares issued 113,418 350,139
Dividends reinvested — 6,775,310
Shares redeemed (8,576,637) (16,488,130)
Change in shares (8,463,219) (9,362,681)
Amounts shown as “—” are either $0 or round to less than $1.

Allianz Variable Insurance Products Fund of Funds Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL Balanced Index Strategy Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 15.32 $ 14.82 $ 14.28 $ 13.76 $ 17.96 $ 17.48
Investment Activities:
Net Investment Income/(Loss)
(a)
(0.01) 0.44 0.37 0.20 0.21 0.15
Net Realized and Unrealized Gains/(Losses)
on Investments 0.88 1.52 0.83 1.49 (2.97) 1.56
Total from Investment Activities 0.87 1.96 1.20 1.69 (2.76) 1.71
Distributions to Shareholders From:
Net Investment Income — (0.44) (0.22) (0.27) (0.37) (0.34)
Net Realized Gains — (1.02) (0.44) (0.90) (1.07) (0.89)
Total Dividends — (1.46) (0.66) (1.17) (1.44) (1.23)
Net Asset Value, End of Period $ 16.19 $ 15.32 $ 14.82 $ 14.28 $ 13.76 $ 17.96
Total Return
(b)
5.68%
(c)
13.34% 8.36% 13.21% (15.10)% 10.04%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 319,247 $ 321,772 $ 332,659 $ 347,625 $ 343,081 $ 445,174
Net Investment Income/(Loss)
(d)
(0.10)% 2.83% 2.52% 1.43% 1.35% 0.85%
Expenses Before Reductions
*(d)(e)
0.10% 0.10% 0.10% 0.09% 0.09% 0.08%
Expenses Net of Reductions
*(d)
0.10% 0.10% 0.10% 0.09% 0.09% 0.08%
Portfolio Turnover Rate 1%
(c)
12% 12% 5% 8% 13%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

Allianz Variable Insurance Products Fund of Funds Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL DFA Multi-Strategy Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 13.95 $ 12.93 $ 12.02 $ 12.12 $ 15.44 $ 14.52
Investment Activities:
Net Investment Income/(Loss)
(a)
(0.01) 0.33 0.27 0.16 0.29 0.08
Net Realized and Unrealized Gains/(Losses)
on Investments 0.94 1.60 0.82 1.27 (2.10) 1.89
Total from Investment Activities 0.93 1.93 1.09 1.43 (1.81) 1.97
Distributions to Shareholders From:
Net Investment Income — (0.38) (0.18) (0.37) (0.16) (0.25)
Net Realized Gains — (0.53) — (1.16) (1.35) (0.80)
Total Dividends — (0.91) (0.18) (1.53) (1.51) (1.05)
Net Asset Value, End of Period $ 14.88 $ 13.95 $ 12.93 $ 12.02 $ 12.12 $ 15.44
Total Return
(b)
6.67%
(c)
15.03% 9.04% 13.22% (11.41)% 13.81%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 606,587 $ 630,206 $ 660,484 $ 718,515 $ 723,314 $ 937,644
Net Investment Income/(Loss)
(d)
(0.09)% 2.41% 2.16% 1.31% 2.14% 0.50%
Expenses Before Reductions
*(d)(e)
0.09% 0.09% 0.08% 0.08% 0.08% 0.07%
Expenses Net of Reductions
*(d)
0.09% 0.09% 0.08% 0.08% 0.08% 0.07%
Portfolio Turnover Rate —%
(c)(f)
9% 19% 44% 10% 6%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Represents less than $0.005 or 0.5%.

Allianz Variable Insurance Products Fund of Funds Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL MVP Balanced Index Strategy Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 12.69 $ 12.54 $ 12.27 $ 11.05 $ 14.38 $ 14.04
Investment Activities:
Net Investment Income/(Loss)
(a)
—
(b)
0.36 0.33 0.21 0.16 0.11
Net Realized and Unrealized Gains/(Losses)
on Investments 0.63 0.97 0.70 1.19 (2.34) 1.26
Total from Investment Activities 0.63 1.33 1.03 1.40 (2.18) 1.37
Distributions to Shareholders From:
Net Investment Income — (0.39) (0.22) (0.06) (0.28) (0.26)
Net Realized Gains — (0.79) (0.54) (0.12) (0.87) (0.77)
Total Dividends — (1.18) (0.76) (0.18) (1.15) (1.03)
Net Asset Value, End of Period $ 13.32 $ 12.69 $ 12.54 $ 12.27 $ 11.05 $ 14.38
Total Return
(c)
4.96%
(d)
10.70% 8.28% 12.85% (14.87)% 10.02%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 652,585 $ 681,153 $ 729,182 $ 799,366 $ 240,254 $ 324,718
Net Investment Income/(Loss)
(e)
0.02% 2.80% 2.56% 1.77% 1.30% 0.74%
Expenses Before Reductions
*(e)(f)
0.14% 0.14% 0.14% 0.13% 0.14% 0.13%
Expenses Net of Reductions
*(e)
0.14% 0.14% 0.14% 0.13% 0.14% 0.13%
Portfolio Turnover Rate —%
(b) (d)
11% 11% 16% 7% 10%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.5%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

Allianz Variable Insurance Products Fund of Funds Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL MVP DFA Multi-Strategy Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 11.61 $ 11.62 $ 11.14 $ 9.82 $ 12.21 $ 11.58
Investment Activities:
Net Investment Income/(Loss)
(a)
—
(b)
0.29 0.26 0.14 0.23 0.05
Net Realized and Unrealized Gains/(Losses)
on Investments 0.75 1.08 0.74 1.21 (1.69) 1.51
Total from Investment Activities 0.75 1.37 1.00 1.35 (1.46) 1.56
Distributions to Shareholders From:
Net Investment Income — (0.35) (0.14) (0.02) (0.11) (0.17)
Net Realized Gains — (1.03) (0.38) (0.01) (0.82) (0.76)
Total Dividends — (1.38) (0.52) (0.03) (0.93) (0.93)
Net Asset Value, End of Period $ 12.36 $ 11.61 $ 11.62 $ 11.14 $ 9.82 $ 12.21
Total Return
(c)
6.46%
(d)
12.05% 8.95% 13.69% (11.76)% 13.74%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 1,171,105 $ 1,207,323 $ 1,291,890 $ 1,413,804 $ 78,423 $ 99,979
Net Investment Income/(Loss)
(e)
0.03% 2.42% 2.24% 1.38% 2.10% 0.42%
Expenses Before Reductions
*(e)(f)
0.23% 0.23% 0.23% 0.23% 0.30% 0.29%
Expenses Net of Reductions
*(e)
0.13% 0.13% 0.13% 0.13% 0.15% 0.15%
Portfolio Turnover Rate —%
(d)
9% 20% 18% 11% 13%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

Allianz Variable Insurance Products Fund of Funds Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 13.70 $ 13.35 $ 12.23 $ 11.03 $ 13.55 $ 13.00
Investment Activities:
Net Investment Income/(Loss)
(a)
—
(b)
0.36 0.29 0.20 0.10 0.05
Net Realized and Unrealized Gains/(Losses)
on Investments 0.53 0.69 1.06 1.18 (1.98) 1.36
Total from Investment Activities 0.53 1.05 1.35 1.38 (1.88) 1.41
Distributions to Shareholders From:
Net Investment Income — (0.36) (0.23) (0.18) (0.09) (0.36)
Net Realized Gains — (0.34) — — (0.55) (0.50)
Total Dividends — (0.70) (0.23) (0.18) (0.64) (0.86)
Net Asset Value, End of Period $ 14.23 $ 13.70 $ 13.35 $ 12.23 $ 11.03 $ 13.55
Total Return
(c)
3.87%
(d)
7.91% 11.06% 12.63% (13.81)% 11.07%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 250,367 $ 265,953 $ 296,145 $ 329,932 $ 182,383 $ 243,789
Net Investment Income/(Loss)
(e)
0.01% 2.68% 2.23% 1.73% 0.81% 0.35%
Expenses Before Reductions
*(e)(f)
0.16% 0.16% 0.16% 0.15% 0.15% 0.14%
Expenses Net of Reductions
*(e)
0.15% 0.15% 0.15% 0.15% 0.15% 0.14%
Portfolio Turnover Rate —%
(b) (d)
6% 3% 21% 8% 3%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.5%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

Allianz Variable Insurance Products Fund of Funds Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL MVP Global Balanced Index Strategy Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 11.93 $ 11.08 $ 10.29 $ 9.44 $ 12.31 $ 12.31
Investment Activities:
Net Investment Income/(Loss)
(a)
—
(b)
0.30 0.27 0.14 0.12 0.08
Net Realized and Unrealized Gains/(Losses)
on Investments 0.53 0.89 0.70 1.12 (2.12) 0.89
Total from Investment Activities 0.53 1.19 0.97 1.26 (2.00) 0.97
Distributions to Shareholders From:
Net Investment Income — (0.34) (0.18) (0.41) (0.32) (0.20)
Net Realized Gains — — — — (0.55) (0.77)
Total Dividends — (0.34) (0.18) (0.41) (0.87) (0.97)
Net Asset Value, End of Period $ 12.46 $ 11.93 $ 11.08 $ 10.29 $ 9.44 $ 12.31
Total Return
(c)
4.44%
(d)
10.79% 9.44% 13.85% (16.09)% 8.05%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 392,673 $ 414,176 $ 453,138 $ 506,427 $ 517,879 $ 691,209
Net Investment Income/(Loss)
(e)
0.01% 2.65% 2.47% 1.44% 1.18% 0.61%
Expenses Before Reductions
*(e)(f)
0.14% 0.15% 0.14% 0.14% 0.13% 0.13%
Expenses Net of Reductions
*(e)
0.14% 0.15% 0.14% 0.14% 0.13% 0.13%
Portfolio Turnover Rate —%
(b) (d)
5% 3% 6% 5% 5%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.5%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

Allianz Variable Insurance Products Fund of Funds Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL MVP Growth Index Strategy Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 14.78 $ 14.83 $ 14.00 $ 12.50 $ 16.66 $ 15.77
Investment Activities:
Net Investment Income/(Loss)
(a)
—
(b)
0.31 0.31 0.20 0.19 0.14
Net Realized and Unrealized Gains/(Losses)
on Investments 1.04 1.41 1.39 1.84 (2.76) 2.36
Total from Investment Activities 1.04 1.72 1.70 2.04 (2.57) 2.50
Distributions to Shareholders From:
Net Investment Income — (0.38) (0.24) (0.27) (0.26) (0.30)
Net Realized Gains — (1.39) (0.63) (0.27) (1.33) (1.31)
Total Dividends — (1.77) (0.87) (0.54) (1.59) (1.61)
Net Asset Value, End of Period $ 15.82 $ 14.78 $ 14.83 $ 14.00 $ 12.50 $ 16.66
Total Return
(c)
7.04%
(d)
11.80% 12.10% 16.81% (15.10)% 16.40%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 1,643,850 $ 1,697,468 $ 1,840,315 $ 1,999,828 $ 1,982,487 $ 2,641,569
Net Investment Income/(Loss)
(e)
0.02% 2.06% 2.06% 1.50% 1.32% 0.82%
Expenses Before Reductions
*(e)(f)
0.13% 0.13% 0.12% 0.12% 0.12% 0.12%
Expenses Net of Reductions
*(e)
0.13% 0.13% 0.12% 0.12% 0.12% 0.12%
Portfolio Turnover Rate —%
(d)
12% 14% 4% 10% 6%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

Allianz Variable Insurance Products Fund of Funds Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL MVP Moderate Index Strategy Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 13.36 $ 13.40 $ 12.84 $ 11.61 $ 15.50 $ 15.11
Investment Activities:
Net Investment Income/(Loss)
(a)
—
(b)
0.34 0.31 0.18 0.17 0.12
Net Realized and Unrealized Gains/(Losses)
on Investments 0.85 1.14 0.98 1.46 (2.60) 1.70
Total from Investment Activities 0.85 1.48 1.29 1.64 (2.43) 1.82
Distributions to Shareholders From:
Net Investment Income — (0.39) (0.23) (0.24) (0.28) (0.30)
Net Realized Gains — (1.13) (0.50) (0.17) (1.18) (1.13)
Total Dividends — (1.52) (0.73) (0.41) (1.46) (1.43)
Net Asset Value, End of Period $ 14.21 $ 13.36 $ 13.40 $ 12.84 $ 11.61 $ 15.50
Total Return
(c)
6.36%
(d)
11.26% 9.93% 14.59% (15.38)% 12.46%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 290,822 $ 305,008 $ 334,850 $ 379,315 $ 391,943 $ 523,972
Net Investment Income/(Loss)
(e)
0.01% 2.48% 2.32% 1.49% 1.31% 0.76%
Expenses Before Reductions
*(e)(f)
0.16% 0.15% 0.15% 0.14% 0.13% 0.13%
Expenses Net of Reductions
*(e)
0.15% 0.15% 0.15% 0.14% 0.13% 0.13%
Portfolio Turnover Rate —%
(b) (d)
12% 12% 3% 8% 6%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.5%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

Allianz Variable Insurance Products Fund of Funds Trust
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Six Months
Ended
June 30, 2026
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
(Unaudited)
Net Asset Value, Beginning of Period $ 12.45 $ 12.53 $ 12.08 $ 11.23 $ 15.13 $ 14.07
Investment Activities:
Net Investment Income/(Loss)
(a)
—
(b)
0.28 0.27 0.16 0.11 0.12
Net Realized and Unrealized Gains/(Losses)
on Investments 0.69 0.77 1.32 1.69 (2.21) 2.21
Total from Investment Activities 0.69 1.05 1.59 1.85 (2.10) 2.33
Distributions to Shareholders From:
Net Investment Income — (0.46) (0.65) (1.00) (1.02) (0.55)
Net Realized Gains — (0.67) (0.49) — (0.78) (0.72)
Total Dividends — (1.13) (1.14) (1.00) (1.80) (1.27)
Net Asset Value, End of Period $ 13.14 $ 12.45 $ 12.53 $ 12.08 $ 11.23 $ 15.13
Total Return
(c)
5.54%
(d)
8.39% 13.23% 17.36% (13.71)% 17.04%
Ratios to Average Net Assets/Supplemental
Data:
Net Assets, End of Period (000's) $ 897,949 $ 956,156 $ 1,079,332 $ 1,160,227 $ 1,152,334 $ 1,477,978
Net Investment Income/(Loss)
(e)
0.03% 2.19% 2.13% 1.37% 0.85% 0.78%
Expenses Before Reductions
*(e)(f)
0.13% 0.13% 0.13% 0.13% 0.12% 0.12%
Expenses Net of Reductions
*(e)
0.13% 0.13% 0.13% 0.13% 0.12% 0.12%
Portfolio Turnover Rate —%
(b) (d)
14% 5% 9% 10% 10%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.5%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

Allianz Variable Insurance Products Fund of Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June
16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)
Topic 946 “Financial Services—Investment Companies.” The Trust consists of nine separate investment portfolios, as shown below (individually, a “Fund”, and collectively, the “Funds”). Each Fund is a diversified series of the Trust.
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
The Funds are “fund of funds”, which means that the Funds invest primarily in other mutual funds (the “Underlying Funds”).
Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward.
The Underlying Funds record their investments at fair value. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives. Each Fund, other than AZL Balanced Index Strategy Fund and AZL DFA Multi-Strategy
Fund, allocates a portion of its assets to the MVP (Managed Volatility Portfolio) risk management process (each such Fund, an
“MVP Fund”, and collectively, the “MVP Funds”).
The Trust is authorized to issue an unlimited number of shares of each Fund without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the
Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance
Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Private Placements
The AZL MVP Global Balanced Index Strategy Fund and Underlying Funds may invest in privately placed securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors,

Allianz Variable Insurance Products Fund of Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution.
Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The
Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute their dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/
tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to a specific Fund are charged directly to that Fund, while expenses attributable to more than one
Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Trust, the Allianz Variable Insurance Products Trust and
AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”) serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Funds or in any variable annuity contracts or variable life insurance policy for which the Funds serve as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2026, the Funds did not engage in any Rule
17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the MVP Funds’ Schedules of Portfolio Investments. The following is a description of the derivative instruments utilized by the MVP Funds, including the primary underlying risk exposures related to each instrument type. The MVP Funds’ allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of an MVP Fund’s derivative positions could exceed 20% of the Fund’s value. The MVP Funds may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
During the period ended June 30, 2026, the AZL Balanced Index Strategy Fund and the AZL DFA Multi-Strategy Fund did not
directly invest in derivatives.

Allianz Variable Insurance Products Fund of Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

Futures Contracts
During the period ended June 30, 2026, the MVP Funds invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices.
Upon entering into a futures contract, the MVP Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the MVP Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures)
and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statements of
Operations.
For the period ended June 30, 2026, the monthly average notional amounts were as follows:
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Funds’ Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026:
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Funds ’
Schedules of Portfolio Investments. Only the current day ’ s variation margin, if any, is reported within the Funds ’ Statements of Assets and Liabilities as “ Variation margin on futures contracts.”
Fund Name Long Contracts Short Contracts
AZL MVP Balanced Index Strategy Fund $ 30,016,103 $ 2,957,865
AZL MVP DFA Multi-Strategy Fund 59,004,150 –
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund 10,925,236 1,931,667
AZL MVP Global Balanced Index Strategy Fund 18,038,727 1,448,750
AZL MVP Growth Index Strategy Fund 72,028,311 13,883,854
AZL MVP Moderate Index Strategy Fund 13,889,875 –
AZL MVP T. Rowe Price Capital Appreciation Plus Fund 45,108,976 –
Primary Risk Exposure Derivative Classification Asset Derivatives* Liability Derivatives*
Equity Risk:
AZL MVP Balanced Index Strategy Fund Futures Contracts $ 110,868 $ –
AZL MVP DFA Multi-Strategy Fund Futures Contracts 236,674 –
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund Futures Contracts 8,698 –
AZL MVP Global Balanced Index Strategy Fund Futures Contracts 56,88 5 –
AZL MVP Growth Index Strategy Fund Futures Contracts 417,398 –
AZL MVP Moderate Index Strategy Fund Futures Contracts 49,587 –
AZL MVP T. Rowe Price Capital Appreciation Plus Fund Futures Contracts 183,15 7 –
Interest Rate Risk:
AZL MVP Balanced Index Strategy Fund Futures Contracts $ 35,480 $ –
AZL MVP DFA Multi-Strategy Fund Futures Contracts 51,72 5 –
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund Futures Contracts 17,035 –
AZL MVP Global Balanced Index Strategy Fund Futures Contracts 21,738 –
AZL MVP Growth Index Strategy Fund Futures Contracts 45,085 –
AZL MVP Moderate Index Strategy Fund Futures Contracts 12,790 –
AZL MVP T. Rowe Price Capital Appreciation Plus Fund Futures Contracts 39,035 –

Allianz Variable Insurance Products Fund of Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations, categorized by risk exposure, for the period ended June 30, 2026:
* Realized gains and losses of futures contracts are reported as “Net realized gains/(losses) on futures contracts” on the Funds' Statements of
Operations. Changes in net unrealized appreciation/(depreciation) on futures contracts are reported as “Change in net unrealized appreciation/
(depreciation) on futures contracts” on the Funds ’ Statements of Operations.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Funds. The Manager is entitled to a fee, computed daily and paid monthly, based on average daily net assets of each Fund. Expenses incurred for investment advisory and management services are reflected on the Statements of Operations as “Management fees.” The Manager has contractually agreed to waive fees and assume certain expenses of each Fund to limit the annual expenses, excluding (i) brokerage expenses
(including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses, (iii)
taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund), based on the average net assets of each Fund, through April 30, 2027.
For the period ended June 30, 2026, the annual management fee rates due to the Manager and the annual expense limits were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.10% on all assets of the AZL MVP DFA Multi-Strategy
Fund in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2027.
Primary Risk Exposure Derivative Classification
Realized
Gains/(Losses) on
Derivatives
Recognized*
Change in Net
Unrealized
Appreciation/
(Depreciation)
Derivatives
Recognized*
Equity Risk:
AZL MVP Balanced Index Strategy Fund Futures Contracts $ (2,784,789) $ 105,191
AZL MVP DFA Multi-Strategy Fund Futures Contracts 1,798,34 3 223,681
AZL MVP Fidelity Institutional Asset Management Multi-Strategy
Fund Futures Contracts (1,286,545) 6,960
AZL MVP Global Balanced Index Strategy Fund Futures Contracts (1,331,302) 52,581
AZL MVP Growth Index Strategy Fund Futures Contracts (13,919,210) 393,630
AZL MVP Moderate Index Strategy Fund Futures Contracts (249,584) 46,575
AZL MVP T. Rowe Price Capital Appreciation Plus Fund Futures Contracts 1,346,25 1 172,712
Interest Rate Risk:
AZL MVP Balanced Index Strategy Fund Futures Contracts $ (510,720) $ 182,056
AZL MVP DFA Multi-Strategy Fund Futures Contracts (730,896) 256,040
AZL MVP Fidelity Institutional Asset Management Multi-Strategy
Fund Futures Contracts (229,791) 86,004
AZL MVP Global Balanced Index Strategy Fund Futures Contracts (304,991) 110,172
AZL MVP Growth Index Strategy Fund Futures Contracts (609,765) 224,459
AZL MVP Moderate Index Strategy Fund Futures Contracts (178,452) 63,877
AZL MVP T. Rowe Price Capital Appreciation Plus Fund Futures Contracts (571,592) 201,447
Fund Name Annual Rate Annual Expense Limit
AZL Balanced Index Strategy Fund 0.05% 0.20%
AZL DFA Multi-Strategy Fund 0.05% 0.20%
AZL MVP Balanced Index Strategy Fund 0.10% 0.20%
AZL MVP DFA Multi-Strategy Fund 0.20%
*
0.15%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund 0.10% 0.15%
AZL MVP Global Balanced Index Strategy Fund 0.10% 0.15%
AZL MVP Growth Index Strategy Fund 0.10% 0.20%
AZL MVP Moderate Index Strategy Fund 0.10% 0.15%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund 0.10% 0.15%

Allianz Variable Insurance Products Fund of Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

Any amounts contractually waived or assumed by the Manager with respect to each Fund’s annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i)
the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed;
provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made. Any amounts recouped by the Manager during the period are reflected on the Statements of
Operations as “Recoupment of prior expenses reimbursed by the Manager.”
At June 30, 2026, the contractual reimbursements subject to repayment by the Funds in subsequent years were as follows:
The Funds have not recorded a commitment or contingent liability at June 30, 2026.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Funds during the period can be found on the Statements of Operations, as applicable.
The Manager serves as the investment adviser of the underlying funds in which the Funds invest. At June 30, 2026, these underlying funds are noted as Affiliated Investment Companies in the Funds’ Schedules of Portfolio Investments. Additional
information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Funds’ investments in affiliated investment companies for the period ended June 30, 2026 is as follows (in U.S. dollars):
Fund Name
Expires
12/31/2027
Expires
12/31/2028
Expires
12/31/2029
Total
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
$ 35,422 $ 17,910 $ 16,546 $ 69,878
AZL MVP Moderate Index Strategy Fund
— 9,088 9,642 18,730
Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/
(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
6/30/26
Shares
as of
6/30/26
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying
Funds
AZL Balanced Index
Strategy Fund
AZL Enhanced Bond
Index Fund 160,842,287 2,684,212 (8,056,633) (760,121) 1,420,899 156,130,644 15,915,458 — —
AZL International Index
Fund, Class 2 45,194,569 69,091 (3,982,693) 1,723,128 2,518,315 45,522,410 1,895,188 — —
AZL Mid Cap Index
Fund, Class 2 9,544,251 74,942 (817,101) 23,192 1,549,273 10,374,557 539,779 — —
AZL S&P 500 Index
Fund, Class 2 99,476,233 416,208 (9,306,880) 1,377,192 8,214,237 100,176,990 3,958,000 — —
AZL Small Cap Stock
Index Fund, Class 2 6,298,246 102,819 (676,387) 215,372 1,221,200 7,161,250 518,931 — —
321,355,586 3,347,272 (22,839,694) 2,578,763 14,923,924
319,365,851
— —
AZL DFA Multi-
Strategy Fund
AZL DFA International
Core Equity Fund 105,254,627 4,962 (13,072,926) 3,001,252 5,908,407 101,096,322 7,278,353 — —
AZL DFA U.S. Core
Equity Fund 274,072,207 — (37,145,116) 7,514,193 22,403,696 266,844,980 14,816,490 — —
AZL Enhanced Bond
Index Fund 251,164,336 116,282 (13,020,665) 155,119 879,444 239,294,516 24,392,917 — —
630,491,170 121,244 (63,238,707) 10,670,564 29,191,547
607,235,818
— —
AZL MVP Balanced
Index Strategy Fund
AZL Enhanced Bond
Index Fund 324,291,625 13,609 (17,629,582) (567,368) 1,911,614 308,019,898 31,398,562 — —
AZL International Index
Fund, Class 2 95,771,982 — (13,125,144) 4,167,673 4,738,990 91,553,501 3,811,553 — —
AZL Mid Cap Index
Fund, Class 2 20,203,827 — (3,514,921) (313,889) 3,563,749 19,938,766 1,037,397 — —
AZL S&P 500 Index
Fund, Class 2 193,599,998 202,291 (24,739,644) 3,213,084 15,201,794 187,477,523 7,407,251 — —
AZL Small Cap Stock
Index Fund, Class 2 13,412,946 — (3,004,914) 353,333 2,607,793 13,369,158 968,780 — —
647,280,378 215,900 (62,014,205) 6,852,833 28,023,940
620,358,846
— —

Allianz Variable Insurance Products Fund of Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

Value
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains/
(Losses)
Change in Net
Unrealized
Appreciation/
(Depreciation)
Value
6/30/26
Shares
as of
6/30/26
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying
Funds
AZL MVP DFA Multi-
Strategy Fund
AZL DFA International
Core Equity Fund 200,746,670 — (22,323,506) 5,124,700 11,871,107 195,418,971 14,069,040 — —
AZL DFA U.S. Core
Equity Fund 489,028,742 — (62,953,007) 8,986,647 44,786,104 479,848,486 26,643,447 — —
AZL Enhanced Bond
Index Fund 458,154,186 — (22,278,014) 165,417 1,699,118 437,740,707 44,621,887 — —
1,147,929,598 — (107,554,527) 14,276,764 58,356,329
1,113,008,164
— —
AZL MVP Fidelity
Institutional Asset
Management Multi-
Strategy Fund
AZL Fidelity Institutional
Asset Management
Multi-Strategy Fund,
Class 2 252,728,636 862,978 (26,408,336) 5,446,010 5,454,080 238,083,368 14,196,981 — —
AZL MVP Global
Balanced Index
Strategy Fund
AZL Enhanced Bond
Index Fund 196,724,962 117,345 (12,929,102) (1,797,354) 2,634,048 184,749,899 18,832,813 — —
AZL MSCI Global Equity
Index Fund, Class 2 196,813,111 310,895 (26,505,488) 10,004,594 7,777,120 188,400,232 8,266,794 — —
393,538,073 428,240 (39,434,590) 8,207,240 10,411,168
373,150,131
— —
AZL MVP Growth
Index Strategy Fund
AZL Enhanced Bond
Index Fund 397,657,721 — (18,573,386) (2,242,174) 3,829,175 380,671,336 38,804,417 — —
AZL International Index
Fund, Class 2 359,665,304 — (46,356,364) 18,336,223 15,103,455 346,748,618 14,435,829 — —
AZL Mid Cap Index
Fund, Class 2 77,387,901 — (13,747,412) 854,184 11,454,776 75,949,449 3,951,584 — —
AZL S&P 500 Index
Fund, Class 2 726,507,099 — (86,858,335) 16,112,498 51,885,447 707,646,709 27,959,175 — —
AZL Small Cap Stock
Index Fund, Class 2 51,866,551 — (11,867,842) 1,994,026 9,202,350 51,195,085 3,709,789 — —
1,613,084,576 — (177,403,339) 35,054,757 91,475,203
1,562,211,197
— —
AZL MVP Moderate
Index Strategy Fund
AZL Enhanced Bond
Index Fund 115,843,854 599,698 (7,372,308) (816,662) 1,301,161 109,555,743 11,167,762 — —
AZL International Index
Fund, Class 2 50,627,727 — (7,151,403) 2,862,544 1,836,605 48,175,473 2,005,640 — —
AZL Mid Cap Index
Fund, Class 2 10,678,255 33,736 (2,098,589) (72,133) 1,768,925 10,310,194 536,431 — —
AZL S&P 500 Index
Fund, Class 2 105,154,726 — (13,920,731) 2,506,540 7,383,586 101,124,121 3,995,422 — —
AZL Small Cap Stock
Index Fund, Class 2 7,557,963 16,790 (1,808,568) 357,685 1,290,691 7,414,561 537,287 — —
289,862,525 650,224 (32,351,599) 4,837,974 13,580,968
276,580,092
— —
AZL MVP T. Rowe
Price Capital
Appreciation Plus
Fund
AZL Enhanced Bond
Index Fund 171,929,288 162,186 (14,310,758) (1,583,121) 2,306,572 158,504,167 16,157,407 — —
AZL S&P 500 Index
Fund, Class 2 257,679,886 — (37,601,343) 16,245,576 7,680,142 244,004,261 9,640,627 — —
AZL T. Rowe Price
Capital Appreciation
Fund 479,141,825 — (50,697,152) 3,117,454 19,989,564 451,551,691 25,453,872 — —
908,750,999 162,186 (102,609,253) 17,779,909 29,976,278
854,060,119
— —

Allianz Variable Insurance Products Fund of Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”)
and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities Exchange Commission. The fees are paid to the Manager on a quarterly basis. Adviser Compliance
Associates, LLC (“ACA”) provides Principal Financial Officer (“PFO”) and support services to the CCO of the Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Funds for these services are reflected on the Statements of Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund and certain annual fees in supporting fair value services.  The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Funds for these services are reflected on the Statements of Operations as
“Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the
Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Funds. ALFS receives a Trust-
wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted
above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or
“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Investments in open-end investment companies are valued at their respective net asset values as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on Nasdaq are valued at the Nasdaq official closing price. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule
2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there

Allianz Variable Insurance Products Fund of Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset values are calculated. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Funds’ fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Funds’ net asset values will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2026 in valuing the Funds’ investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
AZL Balanced Index Strategy Fund
— — —
Affiliated Investment Companies $ 319,365,851 $ — $ — $ 319,365,851
Total Investment Securities $ 319,365,851 $ — $ — $ 319,365,851
AZL DFA Multi-Strategy Fund
— — —
Affiliated Investment Companies $ 607,235,818 $ — $ — $ 607,235,818
Total Investment Securities $ 607,235,818 $ — $ — $ 607,235,818
AZL MVP Balanced Index Strategy Fund
— — —
Affiliated Investment Companies $ 620,358,846 $ — $ — $ 620,358,846
Total Investment Securities 620,358,846 — — 620,358,846
Other Financial Instruments:
*
Futures Contracts 146,348 — — 146,348
— — — —
Total Investments $ 620,505,194 $ — $ — $ 620,505,194
AZL MVP DFA Multi-Strategy Fund
— — —
Affiliated Investment Companies $ 1,113,008,164 $ — $ — $ 1,113,008,164
Total Investment Securities 1,113,008,164 — — 1,113,008,164
Other Financial Instruments:
*
Futures Contracts 288,399 — — 288,399
— — — —
Total Investments $ 1,113,296,563 $ — $ — $ 1,113,296,563
AZL MVP Fidelity Institutional Asset Management Multi-
Strategy Fund
— — —
Affiliated Investment Company $ 238,083,368 $ — $ — $ 238,083,368
Total Investment Securities 238,083,368 — — 238,083,368
Other Financial Instruments:
*
Futures Contracts 25,733 — — 25,733
— — — —
Total Investments $ 238,109,101 $ — $ — $ 238,109,101
AZL MVP Global Balanced Index Strategy Fund
— — —
Private Placements
+
$ — $ — $ 111,747 $ 111,747
Convertible Bond
+
— — —
#
—
Corporate Bonds
+
— — 5,626 5,626
Affiliated Investment Companies 373,150,131 — — 373,150,131
Total Investment Securities 373,150,131 — 117,373 373,267,504
Other Financial Instruments:
*
Futures Contracts 78,623 — — 78,623
— — — —
Total Investments $ 373,228,754 $ — $ 117,373 $ 373,346,127

Allianz Variable Insurance Products Fund of Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

5. Security Purchases and Sales
For the period ended June 30, 2026, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the 1933 Act or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2026 are identified below.
(a) Acquisition date represents the initial purchase date of the security.
Investment Securities: Level 1 Level 2 Level 3 Total
AZL MVP Growth Index Strategy Fund
— — —
Affiliated Investment Companies $ 1,562,211,197 $ — $ — $ 1,562,211,197
Total Investment Securities 1,562,211,197 — — 1,562,211,197
Other Financial Instruments:
*
Futures Contracts 462,483 — — 462,483
— — — —
Total Investments $ 1,562,673,680 $ — $ — $ 1,562,673,680
AZL MVP Moderate Index Strategy Fund
— — —
Affiliated Investment Companies $ 276,580,092 $ — $ — $ 276,580,092
Total Investment Securities 276,580,092 — — 276,580,092
Other Financial Instruments:
*
Futures Contracts 62,377 — — 62,377
— — — —
Total Investments $ 276,642,469 $ — $ — $ 276,642,469
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
— — —
Affiliated Investment Companies $ 854,060,119 $ — $ — $ 854,060,119
Total Investment Securities 854,060,119 — — 854,060,119
Other Financial Instruments:
*
Futures Contracts 222,192 — — 222,192
— — — —
Total Investments $ 854,282,311 $ — $ — $ 854,282,311
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2026.
*
Other Financial Instruments include any derivative instruments, such as futures contracts. These investments are generally presented in the
Statements of Assets and Liabilities at variation margin.
+
For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
Fund Name Purchases Sales
AZL Balanced Index Strategy Fund $ 3,347,272 $ 22,839,694
AZL DFA Multi-Strategy Fund 121,244 63,238,707
AZL MVP Balanced Index Strategy Fund 215,900 62,014,205
AZL MVP DFA Multi-Strategy Fund — 107,554,527
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund 862,978 26,408,336
AZL MVP Global Balanced Index Strategy Fund 428,240 39,434,590
AZL MVP Growth Index Strategy Fund — 177,403,339
AZL MVP Moderate Index Strategy Fund 650,224 32,351,599
AZL MVP T. Rowe Price Capital Appreciation Plus Fund 162,186 102,609,253
Security
Acquisition
Date
(a)
Acquisition
Cost
Shares or
Principal
Amount ($) Value
Percentage of
Net Assets
AZL MVP Global Balanced Index Strategy Fund
Grand Rounds, Inc., Series C 3/31/15 $ 399,608 145,123 $ 111,745 0.03%
Jawbone 1/24/17 – 23,389 – 0.00%
Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable 8/1/26
@ 100 10/25/18 52,331 52,331 5,626 0.00%
Quintis Australia Pty, Ltd., 12.00%, 10/1/28, Callable
8/1/26 @ 106 10/25/18 730,672 730,672 – 0.00%
Quintis Pty, Ltd. 10/25/18 253,669 386,370 2 0.00%
REI Agro , Ltd., Registered Shares, 5.50%, 11/13/14 2/7/12 – 400,000 – 0.00%

Allianz Variable Insurance Products Fund of Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Funds may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Derivatives Risk: The Funds may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk: The Funds, as shareholders of the underlying funds, indirectly bear their proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the
Funds, as well as small variations in the Funds’ actual allocations to the underlying funds and any futures and cash held in the
Funds’ portfolios, the performance and income distributions of the Funds will not be the same as the performance and income distributions of the underlying funds. In addition, the Funds maintain indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk: Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund’s performance.
Interest Rate Risk: Debt securities held by a Fund or an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk: The market price of securities owned by a Fund or underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S.
economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the securities of the Fund or underlying funds.
Quantitative Investing Risk: The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
8. Federal Tax Information
It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Allianz Variable Insurance Products Fund of Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
In accordance with FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax
Disclosures (“ASU 2023-09”), the Funds’ income tax disclosures require greater disclosure of income taxes paid by jurisdiction if a quantitative threshold is met. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes and the gross unrealized appreciation/(depreciation) on a tax basis at December 31, 2025 were as follows:
For the tax year ended December 31, 2025, the Funds had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset. During the tax year ended December 31, 2025, the AZL MVP Global Balanced Index Strategy Fund utilized $1,736,382 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2025 were as follows:
Fund Name Cost
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
AZL Balanced Index Strategy Fund $ 256,564,312 $ 71,350,396 $ (6,559,122) $ 64,791,274
AZL DFA Multi-Strategy Fund 510,045,611 120,445,559 – 120,445,559
AZL MVP Balanced Index Strategy Fund 584,742,472 63,994,482 (1,456,576) 62,537,906
AZL MVP DFA Multi-Strategy Fund 1,002,808,949 145,120,649 – 145,120,649
AZL MVP Fidelity Institutional Asset Management Multi-Strategy
Fund 198,287,158 54,441,478 – 54,441,478
AZL MVP Global Balanced Index Strategy Fund 321,357,364 94,301,056 (21,999,013) 72,302,043
AZL MVP Growth Index Strategy Fund 1,246,396,120 400,096,008 (33,407,552) 366,688,456
AZL MVP Moderate Index Strategy Fund 252,393,288 48,386,759 (10,917,522) 37,469,237
AZL MVP T. Rowe Price Capital Appreciation Plus Fund 809,067,785 114,744,173 (15,060,959) 99,683,214
Fund Name
Ordinary
Income
Net
Long-Term
Capital Gains
Total
Distributions
(a)
AZL Balanced Index Strategy Fund $ 8,720,804 $ 20,183,649 $ 28,904,453
AZL DFA Multi-Strategy Fund 16,882,854 23,418,479 40,301,333
AZL MVP Balanced Index Strategy Fund 41,742,294 18,417,535 60,159,829
AZL MVP DFA Multi-Strategy Fund 64,539,698 69,517,800 134,057,498
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund 13,652,074 – 13,652,074
AZL MVP Global Balanced Index Strategy Fund 11,998,553 – 11,998,553
AZL MVP Growth Index Strategy Fund 118,528,147 71,950,271 190,478,418
AZL MVP Moderate Index Strategy Fund 21,950,341 10,842,154 32,792,495
AZL MVP T. Rowe Price Capital Appreciation Plus Fund 64,766,476 19,315,125 84,081,601
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

Allianz Variable Insurance Products Fund of Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)

At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, shareholder accounts which are affiliated with the
Manager representing ownership in excess of 25% of a Fund were as follows:
Investment activities of these shareholders could have a material impact on such Funds.
As of June 30, 2026, the AZL MVP DFA Multi-Strategy Fund had a controlling interest (in excess of 50%) in the AZL DFA
International Core Equity Fund and the AZL DFA U.S. Core Equity Fund, which are each affiliated with the Manager.
10. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable
Segment Disclosures (“ASU 2023-07”), subject to the oversight and, when applicable, approval of the Board, the officers of the
Trust, as listed in the Trust’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The
CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
11. Subsequent Events
Management of the Funds has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Funds’ financial statements.
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)
(a)
Total
Accumulated
Earnings/(Deficit)
AZL Balanced Index Strategy Fund $ 9,524,833 $ 26,274,297 $ — $ 64,791,274 $ 100,590,404
AZL DFA Multi-Strategy Fund 16,551,824 39,355,446 — 120,445,559 176,352,829
AZL MVP Balanced Index Strategy Fund 28,603,387 41,373,204 — 62,537,906 132,514,497
AZL MVP DFA Multi-Strategy Fund 45,505,475 54,347,617 — 145,120,649 244,973,741
AZL MVP Fidelity Institutional Asset
Management Multi-Strategy Fund 20,594,708 1,536,415 — 54,441,478 76,572,601
AZL MVP Global Balanced Index Strategy
Fund 29,410,759 — — 72,302,596 101,713,355
AZL MVP Growth Index Strategy Fund 75,685,516 171,134,318 — 366,688,456 613,508,290
AZL MVP Moderate Index Strategy Fund 13,996,685 24,150,157 — 37,469,237 75,616,079
AZL MVP T. Rowe Price Capital Appreciation
Plus Fund 59,033,339 100,491,894 — 99,683,214 259,208,447
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-market of futures contracts and straddles.
Fund Name Ownership in excess of
AZL Balanced Index Strategy Fund 90%
AZL DFA Multi-Strategy Fund 90%
AZL MVP Balanced Index Strategy Fund 85%
AZL MVP DFA Multi-Strategy Fund 85%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund 85%
AZL MVP Global Balanced Index Strategy Fund 85%
AZL MVP Growth Index Strategy Fund 80%
AZL MVP Moderate Index Strategy Fund 85%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund 80%

Allianz Variable Insurance Products Fund of Funds Trust
Other Information (Unaudited)
Item 8.   Changes in and Disagreements with Accountants
On February 24, 2026, the Board of Trustees (the “Board”) of Allianz Variable Insurance Products Fund of Funds Trust (the
“Trust”), upon recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. (“Cohen”) as the independent registered public accounting firm for each series of the Trust (each, a “Fund”) for the fiscal year ending December 31,
2026, effectively dismissing PricewaterhouseCoopers LLP (“PwC”) as each Fund’s independent registered public accounting firm effective February 26, 2026.
The audit reports of PwC on the financial statements of each Fund for the fiscal years ended December 31, 2024 and December
31, 2025 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
During each of the Fund’s two fiscal years ended December 31, 2024 and December 31, 2025, and the subsequent interim period through February 26, 2026, there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreement in connection with PwC’s reports on the financial statements. In addition, there have been no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange
Act of 1934.
During each of the Fund’s two fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 26, 2026, neither the Trust nor anyone on its behalf has consulted with Cohen at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on a Fund’s financial statements; or (ii) the subject of a disagreement (as defined in Item
304(a)(1)(iv) of Regulation S-K) or reportable events (as described in Item 304(a)(1)(v) of Regulation S-K).
The Trust has requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”)
stating whether PwC agrees with the above statements.
Item 9.   Proxy Disclosures
There were no matters submitted for vote by shareholders of the Funds during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

SARRPT0626 08/26
The Allianz VIP Fund of Funds are distributed by
Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

(b)           The Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)      Not applicable.
(a)(5)      A change in the Registrant’s independent public accountant during the period covered by the report is attached hereto.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)   /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date August 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date August 14, 2026

By (Signature and Title) /s/ Monique Labbe
                                                Monique Labbe, Principal Financial Officer

Date August 14, 2026